                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE

INSTITUTIONAL FUND

Semiannual Report

April 30, 2002
(Unaudited)

                     CREDIT SUISSE INSTITUTIONAL FUND, INC.

                     - LARGE CAP VALUE PORTFOLIO

                     - SMALL CAP GROWTH PORTFOLIO

                     - SELECT EQUITY PORTFOLIO

                     - CAPITAL APPRECIATION PORTFOLIO

More complete information about the Fund and the Portfolios, including charges and expenses, is provided in the Prospectuses, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIOS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL FUND -- LARGE CAP VALUE PORTFOLIO
PORTFOLIO MANAGERS' LETTER
April 30, 2002

                                                                    May 28, 2002

Dear Shareholder:

     For the six months ended April 30, 2002, Credit Suisse Institutional Fund, Inc. -- Large Cap Value Portfolio(1) (the "Portfolio") had a gain of 8.14%, vs. gains of 2.31% and 8.87%, respectively, for the S&P 500 Index(2) and the Russell 1000 Value Index.(3)

     Stocks generally recovered from their post-September 11 plunge in the November-through-April period. Indeed, certain areas of the market, and value stocks generally, had solid showings, aided by historically low interest rates and signs of economic recovery. Against this backdrop, the Portfolio performed roughly in line with its Russell 1000 Value Index benchmark. Stocks that contributed positively to the Portfolio's return included its transportation, consumer discretionary, energy and materials/processing holdings. On the negative side, the Portfolio's technology and utilities stocks hampered its absolute return, though these were relatively small sector weightings in the period.

     We would describe our portfolio activity in the period as relatively quiet in terms of stock purchases and sales. With regard to sector strategy, we maintained a "barbelled" mix of economically sensitive and less-cyclical companies, an approach we continued to view as appropriate from a risk/reward standpoint. That noted, we continued to look for opportunities to add to our overall cyclical holdings at the expense of sectors such as consumer staples, given relative valuation trends.

     Cyclical-type stocks we held included energy companies. We continued to view certain names favorably, based on their valuations and on where we believe we are in the economic cycle (i.e., the early stage). In addition, ongoing geopolitical uncertainty could translate into higher oil revenues. We also continued to see a number of compelling stocks within the capital-equipment sector. Many companies here currently have excess capacity, and have made substantial reductions in variable costs -- notably labor costs. Hence, they could see significant profit margin improvements when sales and revenues expand.

     Among the Portfolio's more defensive holdings, we maintained a noteworthy position in the food & beverages sector . We believe that specific companies here are poised to benefit from a rebound in sales, including sales driven by new products. We remained underweighted in the pharmaceutical area, but continued to view certain stocks positively, given their patent-protection profile and what we view as their competent company managements.

     Elsewhere of note, we maintained a significant weighting in the financial segment, including banks. Our bias was toward companies with sizable capital-markets businesses. We reduced our exposure to companies we consider to have relatively high interest-rate exposure, eliminating a position in a mid-cap insurer.

     Looking ahead, we are generally optimistic that the economy will remain on a growth track, and we would not be surprised by a healthier-than-expected rebound in corporate profits. But until concrete evidence emerges, we expect that the market will lack "leadership," with individual stock selection remaining critical. We therefore plan to remain well-diversified, and will continue to strive to identify special situations -- stocks that have the potential to benefit from company-specific factors such as restructurings, new managements or new product launches.

Robert E. Rescoe                                 Christopher F. Corapi
Co-Portfolio Manager                             Co-Portfolio Manager

                  SUMMARY OF ANNUALIZED TOTAL RETURNS (4/30/02)
   ------------------------------------------------------------------------------
                                        SINCE                          INCEPTION
     ONE YEAR                         INCEPTION                          DATE
    ----------                       -----------                     ------------
      -2.21%                            8.60%                         6/30/1997

----------
(1) Name changed from Credit Suisse Warburg Pincus Institutional Fund, Inc.-- Value Portfolio effective December 12, 2001.

(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

(3) Effective November 15, 2001, the Portfolio changed its performance benchmark to the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest companies by market capitalization. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO PORTFOLIO MANAGERS' LETTER
April 30, 2002


                                                                    May 28, 2002

Dear Shareholder:

     For the six months ended April 30, 2002, Credit Suisse Institutional Fund, Inc.-- Small Cap Growth Portfolio(1) (the "Portfolio") had a gain of 11.19%, vs. a gain of 10.40% for the Russell 2000 Growth Index.(2)

     The period as a whole was a positive one for small-capitalization growth stocks, though the group's gains were generated early on. As 2002 proceeded, growth stocks in general gave back some of their late-2001 gains, as investors questioned how sustainable the U.S. economic recovery might be. Within this environment, the Portfolio modestly outperformed its benchmark. Stocks that helped the Portfolio's performance included its health-care holdings -- especially its health-care services names -- and its consumer discretionary companies. One factor that hindered the Portfolio somewhat, in relative terms at least, was its underweighting in the financial-services sector, which outpaced the broader stock market.

     We made few noteworthy changes in the Portfolio with regard to its sector and subsector allocation. Within the technology area, we held a number of software companies, continuing to view them favorably for their potential to benefit as corporations eventually recommit to capital investment. We also held some electronics stocks, though we pared certain holdings to keep our overall weighting in check: These stocks had rallied significantly in late 2001 and early 2002.

     Elsewhere, we maintained a sizable position in health care. Our holdings included a mix of biotech/emerging pharmaceutical, medical devices and services stocks. We believe that our collective holdings here have attractive diversification aspects, given the Portfolio's significant exposure to technology and the market's recent tendency for sharp sector rotation. The rest of the Portfolio remained invested in areas as diverse as media, financial services, energy and retail.

     Looking ahead, one key unknown is the magnitude of any economic recovery this year. We believe that the recovery now underway could continue in the year's second half, but probably at a more subdued pace compared to growth in 2002's first quarter.

     While we are cautious for the near term, we note that small-cap growth stocks have often outperformed the broader stock market during periods when the economy is pulling out of recession. Whether they can again remains to be seen, but we see no fundamental reasons why the group would lag larger-cap stocks in any recovery. In any event, we expect stock selection to be quite critical, and we will remain focused on companies we deem to be innovative and well managed and whose stocks appear reasonably valued given their longer-term business prospects.


Elizabeth B. Dater              Sammy Oh
Co-Portfolio Manager            Co-Portfolio Manager

     INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

                            SUMMARY OF ANNUALIZED TOTAL RETURNS (4/30/02)
        --------------------------------------------------------------------------------------
                                                            SINCE                 INCEPTION
          ONE YEAR                FIVE YEAR               INCEPTION                 DATE
         ----------              -----------             -----------            -------------
           -8.13%                   7.56%                   8.40%                12/29/1995

----------
(1) Name changed from Credit Suisse Warburg Pincus Institutional Fund, Inc.-- Small Company Growth Portfolio effective December 12, 2001.

(2) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. --
SELECT EQUITY PORTFOLIO PORTFOLIO MANAGERS' LETTER
April 30, 2002

                                                                    May 28, 2002

Dear Shareholder:

     From its inception of operations on January 31, 2002 through April 30, 2002, the shares of Credit Suisse Institutional Fund, Inc. -- Select Equity Portfolio (the "Portfolio") declined 5.20%, vs. a decline of 4.41% for the Standard & Poor's 500 Index.(1)

     We attribute the Portfolio's underperformance of its S&P 500 benchmark mainly to our holdings in the consumer discretionary, health care and financial sectors. While the comparatively negative results in the first two of these were due to stock-specific factors, the culprit in the case of financials was our underweight allocation, since financials ended up outperforming the benchmark.

     The most positive contributions to overall performance came from technology, industrials and consumer staples. The key to our success in technology was a combination of effective stock selection and our decision to underweight the sector, which ended up as one of the period's worst-performing S&P 500 industry subcomponents during the period. We fared well in industrials by owning a variety of manufacturing and transportation names that each outperformed the Index as a whole. Consumer staples also excelled vs. the benchmark, and we benefited by overweighting that sector.

     Looking ahead, our view on the near-term prospects for U.S. corporate earnings is one of caution. While we are optimistic about a macroeconomic recovery, we believe that the recovery will be somewhat muted. Corporate profitability, in turn, may not improve much in the near term.

     Share prices are subject to three key risks, in our opinion:

     - Consensus second-quarter earnings estimates for many companies may prove too high, which could set the stage for disappointment. This is exacerbated by the recent "back-end loading trend," in which companies across a variety of industry sectors have reduced their near-term earnings expectations while simultaneously leaving their full-year projections unchanged.

     - Oil prices have surged in recent months both on jitters about the worsening unrest in the Middle East, and in anticipation of greater demand resulting from the better macroeconomic climate. If oil prices settle around current levels or head higher, that could reintroduce the threat of inflation, dampen consumer demand and erode corporate profit margins.

     - It is increasingly possible that the Federal Reserve (the "Fed") will choose to raise short-term interest rates at some point later this year. After cutting rates aggressively in 2001, the Fed has left rates unchanged thus far in 2002, but has shifted its official monetary policy stance to neutral from one in which it expected to reduce rates further.

     Based on our caution, we are positioning the Portfolio in a "barbell" manner that emphasizes two general types of companies. On one end of the barbell, we have companies whose earnings tend to rise early in a macroeconomic recovery, like those in the basic materials and industrial sectors. The barbell's other end consists of companies with stable earnings and revenue streams that should perform well even if the recovery ends up being less robust than current valuations suggest. This has led us to overweight the consumer staples and health-care sectors.

     Compared to the Portfolio's benchmark, we are notably underweight in technology, telecommunications and financial companies. Our analysis leads us to conclude that each of these sectors currently offers insufficient upside potential and above-average downside risk.

D. Susan Everly           Sheryl M. Hempel          Margaret D. Miller
Director and              Director and              Vice President and
Co-Portfolio Manager      Co-Portfolio Manager      Co-Portfolio Manager

     THE PORTFOLIO IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY WITH RESPECT TO ITS RESPECTIVE PORTFOLIO SECURITIES THAN A FUND THAT IS MORE BROADLY DIVERSIFIED.

                SUMMARY OF ANNUALIZED TOTAL RETURNS (4/30/02)
          ---------------------------------------------------------
                  SINCE                            INCEPTION
                INCEPTION                            DATE
               -----------                        -----------
                  -5.20%                           1/31/2002

----------
(1) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC.-- CAPITAL APPRECIATION PORTFOLIO PORTFOLIO MANAGERS' LETTER
April 30, 2002


                                                                    May 28, 2002

Dear Shareholder:

     Credit Suisse Institutional Fund, Inc. -- Capital Appreciation Portfolio (the "Portfolio") had a loss of 10.30% for the period beginning January 31, 2002 (the Portfolio's inception date) and ending April 30, 2002. By comparison, the Russell 1000 Growth Index(1) had a same-period loss of 8.93%.

     The period was a difficult one for large-cap growth stocks. Amid evidence that the U.S. economy was improving, investors generally focused on smaller-cap and value-type equities, remaining cautious toward the large-cap growth companies that had powered the stock market's late 1990s rally.

     Against this backdrop, the Portfolio had a loss and modestly trailed its benchmarks. Stocks that hampered the Portfolio in the period included certain industrial, pharmaceutical and software holdings. On the positive side, stocks that aided the Portfolio included its food & beverage and oil-services names.

     In terms of sector allocation, we had a roughly neutral weighting in the technology area. We are firm believers in the long-term secular story for technology -- we see the group as key to productivity growth, and the Internet continues to expand -- but we have some nearer-term concerns. Based on our contact with a number of company executives, a resumption in capital expenditures on technology does not appear to be on the immediate horizon. However, we believe that the group's earnings recovery will occur in due course.

     Elsewhere of note, we maintained a significant position in the media area, where we believe an earnings recovery is occurring after a severe profit recession in the industry. In our view, advertising revenues in particular could grow significantly, barring a sudden reversal of recent economic trends.

     We also maintained a noteworthy weighting in health care. In the pharmaceutical sector, we remained focused on companies that in our view have the best patent-protection profile. Our approach to drug stocks will remain highly selective. Almost half of our health-care exposure was via laboratory and medical-devices companies. We were underweighted in the financial-services sector, reflecting our concerns that banks and certain other financial companies could face credit-related problems until an economic recovery is well underway.

     Looking out over the balance of 2002, we see grounds for optimism and grounds for concern. On the negative side, terrorist activity could return (outside of the Middle East), unsettling markets. Another worry is higher oil costs; if the trend continues, the toll on the economy might be significant. And we have general concerns regarding profit visibility. Stocks could tread water or drift lower until earnings growth appears firm and sustainable.

     Grounds for optimism in our view include a much better inventory profile, especially within the technology area. Meanwhile, many companies -- for example, many industrial-type companies -- have made significant cost-cutting moves, and are operating well below capacity. The combination of those factors could lead to significant margin improvements as sales and revenues eventually pick up. Finally, we have a generally favorable outlook on inflation and interest rates. Even if the Federal Reserve (the "Fed") does raise rates this year, as is generally expected, we believe any moves will be in small increments, and done only in the Fed's conviction that the economy is indeed strengthening. For our part, we will continue to strive to identify companies we deem to have reasonable valuations and good long-term growth prospects.

Susan L. Black                                        Jeffrey T. Rose
Co-Portfolio Manager                                  Co-Portfolio Manager

                SUMMARY OF ANNUALIZED TOTAL RETURNS (4/30/02)
          ---------------------------------------------------------
                  SINCE                            INCEPTION
                INCEPTION                            DATE
               -----------                        -----------
                 -10.30%                           1/31/2002

----------
(1) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                                   SHARES          VALUE
                                               -------------   -------------
COMMON STOCKS (93.3%)
ALCOHOL (0.2%)
     Anheuser-Busch Companies, Inc.                    1,600   $      84,800
                                                               -------------

BANKS (8.2%)
     Bank of America Corp.                            13,000         942,240
     Banknorth Group, Inc.                            21,300         562,107
     Citigroup, Inc.                                  22,000         952,600
     J.P. Morgan Chase & Co.                          14,100         494,910
     Wells Fargo & Co.                                15,200         777,480
                                                               -------------
                                                                   3,729,337
                                                               -------------

CHEMICALS (7.3%)
     Avery-Dennison Corp.                             16,300       1,044,015
     Engelhard Corp.                                  26,100         793,962
     Minnesota Mining & Manufacturing Co.              4,000         503,200
     Rohm & Haas Co.                                  25,900         961,149
                                                               -------------
                                                                   3,302,326
                                                               -------------

CLOTHING STORES (1.3%)
     Abercrombie & Fitch Co.(1)                       16,900         507,000
     Ross Stores, Inc.                                 1,900          77,159
                                                               -------------
                                                                     584,159
                                                               -------------

COMMUNICATIONS & MEDIA (2.5%)
     Tribune Co.                                      25,800       1,139,586
                                                               -------------
COMPUTER HARDWARE & BUSINESS MACHINES (1.1%)
     Compaq Computer Corp.                             2,600          26,390
     Hewlett-Packard Co.                              25,200         430,920
                                                               -------------
                                                                     457,310
                                                               -------------

CONSTRUCTION, REAL PROPERTY (1.7%)
     Leggett & Platt, Inc.                            28,600         752,180
                                                               -------------
DEPARTMENT STORES (3.6%)
     Costco Wholesale Corp.(1)                        14,100         566,820
     Federated Department Stores, Inc.(1)             26,600       1,056,818
                                                               -------------
                                                                   1,623,638
                                                               -------------

DRUGS (1.9%)
     Cardinal Health, Inc.                             6,200         429,350
     Pharmacia Corp.                                   9,200         379,316
     Wyeth Corp.                                         800          45,600
                                                               -------------
                                                                     854,266
                                                               -------------

ELECTRICAL UTILITY (1.5%)
     American Electric Power Company, Inc.               600          27,480
     Public Service Enterprise Group, Inc.            13,900         644,265
                                                               -------------
                                                                     671,745
                                                               -------------

                See Accompanying Notes to Financial Statements.

                                                 NUMBER OF
                                                   SHARES          VALUE
                                               -------------   -------------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT (5.9%)
     Agilent Technologies, Inc.(1)                    30,800   $     925,540
     Comverse Technology, Inc.(1)                        800           9,624
     General Dynamics Corp.                           12,000       1,165,080
     PerkinElmer, Inc.                                45,700         584,960
                                                               -------------
                                                                   2,685,204
                                                               -------------

ENERGY RESERVES & PRODUCTION (4.0%)
     Exxon Mobil Corp.                                17,300         694,941
     Progress Energy, Inc.                            21,300       1,105,257
     Royal Dutch Petroleum Co. ADR                       800          41,808
                                                               -------------
                                                                   1,842,006
                                                               -------------

ENTERTAINMENT (1.2%)
     Viacom, Inc. Class B(1)                          11,400         536,940
                                                               -------------
FINANCIAL SERVICES (3.8%)
     American Express Co.                             21,700         889,917
     Freddie Mac                                      13,100         856,085
                                                               -------------
                                                                   1,746,002
                                                               -------------

FOOD & BEVERAGE (1.7%)
     General Mills, Inc.                              16,600         731,230
     PepsiCo, Inc.                                       790          41,001
                                                               -------------
                                                                     772,231
                                                               -------------

GAS & WATER UTILITIES (2.5%)
     El Paso Energy Corp.                             11,500         460,000
     WGL Holdings, Inc.                               24,200         655,820
                                                               -------------
                                                                   1,115,820
                                                               -------------

GROCERY STORES (2.5%)
     Kroger Co.(1)                                    23,400         532,818
     Safeway, Inc.(1)                                 14,700         616,665
                                                               -------------
                                                                   1,149,483
                                                               -------------

HEAVY ELECTRICAL EQUIPMENT (1.4%)
     Emerson Electric Co.                             12,200         651,358
                                                               -------------
INDUSTRIAL PARTS (9.5%)
     American Standard Companies, Inc.(1)             16,100       1,202,670
     Caterpillar, Inc.                                12,700         693,674
     Ingersoll Rand Company, Ltd. Class A              1,300          64,935
     ITT Industries, Inc.                              8,800         614,768
     Tyco International, Ltd.                         17,800         328,410
     United Technologies Corp.                        19,900       1,396,383
                                                               -------------
                                                                   4,300,840
                                                               -------------

INFORMATION SERVICE (0.1%)
     Convergys Corp.(1)                                1,600          44,272
                                                               -------------

                See Accompanying Notes to Financial Statements.

                                                 NUMBER OF
                                                   SHARES          VALUE
                                               -------------   --------------
COMMON STOCKS (CONTINUED)
MEDIA (1.4%)
     Comcast Corp. Special Class A(1)                 24,000   $      642,000
                                                               --------------
MEDICAL PRODUCTS & SUPPLIES (5.2%)
     Abbott Laboratories                              10,300          555,685
     Baxter International, Inc.                        9,400          534,860
     Johnson & Johnson                                20,200        1,289,972
                                                               --------------
                                                                    2,380,517
                                                               --------------

MINING & METALS (1.2%)
     Alcoa, Inc.                                      14,600          496,838
     Harsco Corp.                                      1,200           51,000
                                                               --------------
                                                                      547,838
                                                               --------------

MOTOR VEHICLES & PARTS (2.8%)
     Ford Motor Co.                                      897           14,352
     Lear Corp.(1)                                       700           35,987
     Navistar International Corp.(1)                  22,300          889,770
     Visteon Corp.                                    21,817          336,854
                                                               --------------
                                                                    1,276,963
                                                               --------------

OIL REFINING (1.8%)
     Chevron Texaco Corp.                              9,500          823,745
                                                               --------------
OIL SERVICES (5.3%)
     Phillips Petroleum Co.                           15,300          915,093
     Pride International, Inc.(1)                     40,500          752,895
     Weatherford International, Inc.(1)               14,700          733,089
                                                               --------------
                                                                    2,401,077
                                                               --------------

PAPER & FOREST PRODUCTS (2.7%)
     Kimberly-Clark Corp.                             19,100        1,243,792
                                                               --------------
PROPERTY & CASUALTY INSURANCE (3.7%)
     American International Group, Inc.               13,363          923,651
     Jefferson-Pilot Corp.                               600           30,048
     St. Paul Company, Inc.                           15,000          747,150
                                                               --------------
                                                                    1,700,849
                                                               --------------

PUBLISHING (0.0%)
     McGraw-Hill Companies, Inc.                         300           19,197
                                                               --------------
RAILROADS (1.9%)
     Burlington Northern Santa Fe Corp.               31,500          865,935
                                                               --------------
RESTAURANTS (1.4%)
     McDonald's Corp.                                 22,700          644,680
                                                               --------------
SECURITIES & ASSET MANAGEMENT (1.0%)
     Lehman Brothers Holdings, Inc.                    7,900          466,100
                                                               --------------

                See Accompanying Notes to Financial Statements.

                                                 NUMBER OF
                                                   SHARES          VALUE
                                               -------------   --------------
COMMON STOCKS (CONTINUED)
SPECIALTY RETAIL (0.2%)
    Lowe's Companies, Inc.                               700   $       29,603
    Tiffany & Co.                                      1,200           47,700
                                                               --------------
                                                                       77,303
                                                               --------------

TELEPHONE (2.0%)
    ALLTEL Corp.                                      18,400          910,800
    BellSouth Corp.                                      600           18,210
                                                               --------------
                                                                      929,010
                                                               --------------

TOBACCO (0.8%)
    Philip Morris Companies, Inc.                      7,000          381,010
                                                               --------------

TOTAL COMMON STOCKS (Cost $43,904,618)                             42,443,519
                                                               --------------
                                                      PAR
                                                     (000)
                                                     -----
SHORT-TERM INVESTMENT (6.6%)
    State Street Bank & Trust Co.
    Euro Time Deposit 1.750% 5/01/02
    (Cost $3,004,000)                          $       3,004        3,004,000
                                                               --------------

TOTAL INVESTMENTS AT VALUE (99.9%)
    (Cost $46,908,618(2))                                           5,447,519

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                           53,457
                                                               --------------

NET ASSETS (100.0%)                                            $   45,500,976
                                                               ==============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
(1)  Non-income producing security.
(2)  Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.-- SMALL CAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                 NUMBER OF
                                                   SHARES          VALUE
                                               -------------   --------------
COMMON STOCKS (93.9%)
APPAREL, TEXTILES (1.4%)
     Tommy Hilfiger Corp.(1)                          70,700   $    1,105,041
                                                               --------------
BANKS (1.1%)
     Westamerica Bancorp                              19,600          867,300
                                                               --------------
CLOTHING STORES (2.6%)
     Hot Topic, Inc.(1)                               38,100          859,536
     Pacific Sunwear of California, Inc.(1)           48,800        1,219,024
                                                               --------------
                                                                    2,078,560
                                                               --------------

COMPUTER HARDWARE & BUSINESS MACHINES (1.9%)
     Adaptec, Inc.(1)                                 70,400        1,034,880
     Prescient Systems, Inc.(1),(2),(3)               25,917          456,138
                                                               --------------
                                                                    1,491,018
                                                               --------------

COMPUTER SOFTWARE (11.0%)
     Agile Software Corp.(1)                          55,800          511,128
     Caminus Corp.                                    48,300          901,761
     Chordiant Software, Inc.(1)                     150,400          675,296
     Documentum, Inc.(1)                              40,300          782,626
     E.piphany, Inc.(1)                               70,000          421,400
     Informatica Corp.(1)                             77,300          612,989
     Legato Systems, Inc.(1)                         103,500          714,150
     Manugistics Group, Inc.(1)                      111,400        1,755,664
     NetIQ Corp.(1)                                   36,100          809,723
     Precise Software Solutions, Ltd.(1)              22,700          298,278
     Radiant Systems, Inc.(1)                         83,250          916,582
     Seachange International, Inc.(1)                 32,800          365,064
                                                               --------------
                                                                    8,764,661
                                                               --------------

DRUGS (10.4%)
     Affymetrix, Inc.(1)                              54,700        1,387,739
     Alkermes, Inc.(1)                                58,000        1,168,120
     Celgene Corp.(1)                                 18,000          356,040
     Cell Therapeutics, Inc.(1)                       21,800          270,756
     Cubist Pharmaceuticals, Inc.(1)                  22,800          318,744
     K-V Pharmaceutical Co.(1)                        28,400          816,500
     Lynx Therapeutics, Inc.(1)                       36,000           53,280
     Medicis Pharmaceutical Corp. Class A(1)          27,200        1,456,560
     OSI Pharmaceuticals, Inc.(1)                     13,600          434,792
     PRAECIS Pharmaceuticals, Inc.(1)                 63,400          226,972
     Scios, Inc.(1)                                   32,000          989,760
     Sepracor, Inc.(1)                                62,400          789,984
                                                               --------------
                                                                    8,269,247
                                                               --------------

                See Accompanying Notes to Financial Statements.

                                                 NUMBER OF
                                                   SHARES          VALUE
                                               -------------   --------------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT (4.0%)
    Aeroflex, Inc.(1)                                 70,800   $     989,784
    APW, Ltd.(1)                                     150,300          12,024
    Fisher Scientific International, Inc.(1)          32,900         936,992
    Plexus Corp.(1)                                   31,504         787,285
    Polycom, Inc.(1)                                  16,100         331,982
    Tekelec, Inc.(1)                                   8,300          87,814
                                                               --------------
                                                                   3,145,881
                                                               --------------

ENERGY RESERVES & PRODUCTION (5.0%)
    Newfield Exploration Co.(1)                       22,800         862,980
    Pogo Producing Co.                                32,600       1,116,224
    Spinnaker Exploration Co.(1)                      21,600         925,560
    Stone Energy Corp.(1)                             25,100       1,064,240
                                                               --------------
                                                                   3,969,004
                                                               --------------

ENTERTAINMENT (1.5%)
    Six Flags, Inc.                                   64,000       1,171,200
                                                               --------------
FINANCIAL SERVICES (0.9%)
    Indymac Bancorp, Inc.(1)                          28,200         712,050
                                                               --------------
FOOD & BEVERAGE (2.0%)
    Hain Celestial Group, Inc.(1)                     29,900         548,067
    Performance Food Group Co.(1)                     28,900       1,042,134
                                                               --------------
                                                                   1,590,201
                                                               --------------

INDUSTRIAL PARTS (1.6%)
    Brooks Automation, Inc.(1)                        15,300         545,445
    Cymer, Inc.(1)                                    15,900         751,593
                                                               --------------
                                                                   1,297,038
                                                               --------------

INDUSTRIAL SERVICES (1.3%)
    Education Management Corp.(1)                     24,300       1,047,816
                                                               --------------
INFORMATION SERVICE (4.5%)
    Doubleclick, Inc.(1)                              77,400         600,624
    Getty Images, Inc.(1)                             35,800       1,246,198
    Matrixone, Inc.(1)                                74,200         511,980
    Openwave Systems, Inc.(1)                        155,100         887,172
    QRS Corp.(1)                                      25,599         286,709
                                                               --------------
                                                                   3,532,683
                                                               --------------

INTERNET (0.6%)
    Interwoven, Inc.(1)                               88,200         372,204
    Planetweb, Inc.(1),(2),(3)                       165,400         117,434
                                                               --------------
                                                                     489,638
                                                               --------------
LEISURE (1.1%)
    Penn National Gaming, Inc.(1)                     22,900         880,276
                                                               --------------

                 See Accompanying Notes to Financial Statements.

                                                 NUMBER OF
                                                   SHARES          VALUE
                                               -------------   --------------
COMMON STOCKS (CONTINUED)
MEDIA (5.6%)
    Emmis Communications Corp.                        57,000   $   1,656,990
    Entercom Communications Corp.(1)                  28,700       1,499,575
    Insight Communications Company, Inc.(1)           43,500         674,685
    Mediacom Communications Corp.(1)                  57,400         574,000
                                                               -------------
                                                                   4,405,250
                                                               -------------

MEDICAL PRODUCTS & SUPPLIES (2.2%)
    Henry Schein, Inc.(1)                             19,500         928,005
    Therasense, Inc.(1)                               31,000         775,000
                                                               -------------
                                                                   1,703,005
                                                               -------------

MEDICAL PROVIDERS & SERVICES (14.8%)
    AdvancePCS(1)                                     52,500       1,775,025
    Alliance Imaging, Inc.(1)                         43,200         565,488
    Apria Healthcare Group, Inc.(1)                   33,900         881,061
    Beverly Enterprises, Inc.(1)                      38,000         326,800
    Community Health Care(1)                          54,100       1,569,982
    Coventry Health Care, Inc.                        35,700       1,124,550
    Davita, Inc.(1)                                   33,500         868,320
    LifePoint Hospitals, Inc.(1)                      35,300       1,482,600
    Medical Staffing Network Holdings, Inc.(1)        27,000         654,480
    Province Healthcare Co.(1)                        45,900       1,767,609
    Renal Care Group, Inc.(1)                         19,500         692,250
                                                               -------------
                                                                  11,708,165
                                                               -------------

METALS & MINING (1.5%)
    Crown Cork & Seal Company, Inc.                  108,500       1,221,710
                                                               -------------
MOTOR VEHICLES & PARTS (1.0%)
    Borg-Warner, Inc.                                 13,200         824,736
                                                               -------------
OIL SERVICES (1.1%)
    Remington Oil & Gas Corp.(1)                      44,000         895,400
                                                               -------------
PROPERTY & CASUALTY INSURANCE (1.1%)
    HCC Insurance Holdings, Inc.                      32,400         842,400
                                                               -------------
PUBLISHING (1.1%)
    Scholastic Corp.(1)                               17,900         908,067
                                                               -------------
RESTAURANTS (0.5%)
    CKE Restaurants, Inc.(1)                          32,600         404,240
                                                               -------------
SECURITIES & ASSET MANAGEMENT (0.9%)
    Affiliated Managers Group, Inc.(1)                10,900         693,240
                                                               -------------

                See Accompanying Notes to Financial Statements.

                                                 NUMBER OF
                                                   SHARES          VALUE
                                               -------------   --------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR (5.0%)
    Anadigics, Inc.(1)                              51,000     $      517,140
    Cirrus Logic, Inc.(1)                           43,300            526,095
    Exar Corp.(1)                                   19,100            380,854
    Photronics, Inc.(1)                             36,500          1,202,675
    PRI Automation, Inc.(1)                         29,400            546,546
    Varian Semiconductor
    Equipment Associates, Inc.(1)                   16,700            780,224
                                                               --------------
                                                                    3,953,534
                                                               --------------

SPECIALTY RETAIL (8.2%)
    Barnes & Noble, Inc.(1)                         31,600            954,952
    Cost Plus, Inc.(1)                              37,600          1,107,320
    Duane Reads, Inc.(1)                            24,800            787,400
    Gymboree Corp.(1)                               56,800          1,036,032
    Linens `n Things, Inc.(1)                       29,100          1,009,770
    ValueVision International, Inc. Class A(1)      53,100          1,003,059
    Yankee Candle Company, Inc.                     27,000            592,380
                                                               --------------
                                                                    6,490,913
                                                               --------------

TOTAL COMMON STOCKS (Cost $72,316,213)                             74,462,274
                                                               --------------
                                                    PAR
                                                    (000)
                                                    -----
SHORT-TERM INVESTMENT (6.1%)
    State Street Bank & Trust Co. Euro
    Time Deposit 1.750% 5/01/02
    (Cost $4,846,000)                            $   4,846          4,846,000
                                                               --------------

TOTAL INVESTMENTS AT VALUE (100.0%)
    (Cost $77,162,213(4))                                          79,308,274

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                          (29,938)
                                                               --------------

NET ASSETS (100.0%)                                            $   79,278,336
                                                               ==============


--------------------------------------------------------------------------------
(1)  Non-income producing security.
(2)  Illiquid security.
(3)  Restricted security valued in good faith by management.
(4)  Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                NUMBER OF
                                                  SHARES           VALUE
                                               -------------   -------------
COMMON STOCKS (99.7%)
AIRLINES (1.3%)
    AMR Corp.(1)                                       2,500   $      53,675
                                                               -------------
BANKS (4.6%)
    Bank of America Corp.                                700          50,736
    Citigroup, Inc.                                    1,843          79,802
    FleetBoston Financial Corp.                          900          31,770
    PNC Financial Services Group                         500          27,575
                                                               -------------
                                                                     189,883
                                                               -------------

CHEMICALS (4.6%)
    Du Pont (E.I.) de Nemours & Co.                    3,400         151,300
    PPG Industries, Inc.                                 700          36,617
                                                               -------------
                                                                     187,917
                                                               -------------

COMPUTER HARDWARE & BUSINESS MACHINES (2.4%)
    Cisco Systems, Inc.(1)                             2,200          32,230
    Dell Computer Corp.(1)                             2,500          65,850
                                                               -------------
                                                                      98,080
                                                               -------------

COMPUTER SOFTWARE (4.2%)
    Microsoft Corp.(1)                                 2,500         130,650
    VERITAS Software Corp.(1)                          1,434          40,640
                                                               -------------
                                                                     171,290
                                                               -------------

DRUGS (10.0%)
    Gilead Sciences, Inc.(1)                           1,300          40,456
    Lilly (Eli) & Co.                                  1,100          72,655
    Pfizer, Inc.                                       5,200         189,020
    Pharmacia Corp.                                    2,600         107,198
                                                               -------------
                                                                     409,329
                                                               -------------

ELECTRONIC EQUIPMENT (1.6%)
    Motorola, Inc.                                     4,174          64,280
                                                               -------------
ENERGY RESERVES & PRODUCTION (2.8%)
    Exxon Mobil Corp.                                  2,800         112,476
                                                               -------------
ENTERTAINMENT (1.3%)
    Viacom, Inc. Class B(1)                            1,100          51,810
                                                               -------------
FINANCIAL SERVICES (4.5%)
    Cendant Corp.(1)                                  10,300         185,297
                                                               -------------
FOOD & BEVERAGE (5.4%)
    Coca-Cola Co.                                      1,234          68,499
    PepsiCo, Inc.                                      2,757         143,088
    Wrigley (Wm.) Jr. Co.                                136           7,480
                                                               -------------
                                                                     219,067
                                                               -------------

HEAVY ELECTRICAL EQUIPMENT (3.0%)
    Emerson Electric Co.                               2,273         121,356
                                                               -------------

                See Accompanying Notes to Financial Statements.

                                                NUMBER OF
                                                  SHARES           VALUE
                                               -------------   -------------
COMMON STOCKS (CONTINUED)
HOME PRODUCTS (5.2%)
    Clorox Co.                                      1,200      $      53,100
    Gillette Co.                                    4,540            161,079
                                                               -------------
                                                                     214,179
                                                               -------------

INDUSTRIAL PARTS (4.2%)
    Illinois Tool Works, Inc.                       1,600            115,360
    United Technologies Corp.                         800             56,136
                                                               -------------
                                                                     171,496
                                                               -------------

INFORMATION SERVICE (4.0%)
    AOL Time Warner, Inc.(1)                        8,600            163,572
                                                               -------------
INVESTMENT COMPANY (1.1%)
    Standard & Poor's Depository
    Receipts (Spiders)                                400             43,144
                                                               -------------
LIFE & HEALTH INSURANCE (3.7%)
    AFLAC, Inc.                                     5,000            149,500
                                                               -------------
MEDIA (2.0%)
    Clear Channel Communications, Inc.(1)           1,700             79,815
                                                               -------------
MEDICAL PRODUCTS & SUPPLIES (7.4%)
    Biomet, Inc.(1)                                 2,400             67,752
    Guidant Corp.(1)                                1,800             67,680
    Medtronic, Inc.                                 3,700            165,353
                                                               -------------
                                                                     300,785
                                                               -------------

MINING & METALS (0.8%)
    Alcoa, Inc.                                     1,000             34,030
                                                               -------------
OIL REFINING (3.6%)
    Conoco, Inc.                                    5,300            148,665
                                                               -------------
OIL SERVICES (1.5%)
    Transocean Sedco Forex, Inc.                    1,700             60,350
                                                               -------------
PROPERTY & CASUALTY INSURANCE (3.2%)
    American International Group, Inc.              1,900            131,328
                                                               -------------
RESTAURANTS (4.2%)
    McDonald's Corp.                                6,100            173,240
                                                               -------------
SEMICONDUCTOR (5.3%)
    Intel Corp.                                     3,100             88,691
    Novellus Systems, Inc.(1)                         500             23,700
    Texas Instruments, Inc.                         1,600             49,488
    Xilinx, Inc.(1)                                 1,400             52,864
                                                               -------------
                                                                     214,743
                                                               -------------

SPECIALTY RETAIL (1.4%)
    Staples, Inc.(1)                                2,800             55,916
                                                               -------------
TELEPHONE (2.3%)
    SBC Communications, Inc.                        3,000             93,180
                                                               -------------

                See Accompanying Notes to Financial Statements.

                                                NUMBER OF
                                                  SHARES           VALUE
                                               -------------   -------------
COMMON STOCKS (CONTINUED)
TOBACCO (2.0%)
    Philip Morris Companies, Inc.                   1,500      $      81,645
                                                               -------------
TRUCKING, SHIPPING, AIR FREIGHT (2.1%)
    United Parcel Service, Inc.                     1,430             85,857
                                                               -------------

TOTAL COMMON STOCKS (Cost $4,222,449)                              4,065,905
                                                               -------------

TOTAL INVESTMENTS AT VALUE (99.7%)
    (Cost $4,222,449(2))                                           4,065,905

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                          13,245
                                                               -------------

NET ASSETS (100.0%)                                            $   4,079,150
                                                               =============

--------------------------------------------------------------------------------
(1)  Non-income producing security.
(2)  Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.-- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                NUMBER OF
                                                  SHARES           VALUE
                                               -------------   -------------
COMMON STOCKS (95.7%)
ALCOHOL (2.0%)
    Anheuser-Busch Companies, Inc.                     3,600   $     190,800
                                                               -------------
BANKS (2.6%)
    Charter One Financial, Inc.                        1,400          49,532
    Wells Fargo & Co.                                  4,000         204,600
                                                               -------------
                                                                     254,132
                                                               -------------

COMPUTER HARDWARE & BUSINESS MACHINES (2.9%)
    Cisco Systems, Inc.(1)                             9,100         133,315
    Dell Computer Corp.(1)                             5,500         144,870
                                                               -------------
                                                                     278,185
                                                               -------------

COMPUTER SOFTWARE (10.3%)
    Adobe Systems, Inc.                                2,400          95,904
    International Business Machines Corp.              1,000          83,760
    Intuit, Inc.(1)                                    2,600         101,868
    Microsoft Corp.(1)                                 7,400         386,724
    Oracle Corp.(1)                                    6,500          65,260
    Rational Software Corp.(1)                         6,000          87,420
    SAP AG ADR                                         5,500         179,300
                                                               -------------
                                                                   1,000,236
                                                               -------------

DEPARTMENT STORES (3.7%)
    Target Corp.                                       4,400         192,060
    Wal-Mart Stores, Inc.                              3,000         167,580
                                                               -------------
                                                                     359,640
                                                               -------------

DIVERSIFIED MANUFACTURING (2.6%)
    General Electric Co.                               8,000         252,400
                                                               -------------
DRUGS (12.3%)
    Genentech, Inc.(1)                                 3,200         113,600
    Gilead Sciences, Inc.(1)                           2,400          74,688
    IDEC Pharmaceuticals Corp.(1)                      2,600         142,870
    King Pharmaceuticals, Inc.(1)                      6,200         194,308
    Medimmune, Inc.(1)                                 2,400          80,160
    Pfizer, Inc.                                      10,700         388,945
    Wyeth Corp.                                        3,500         199,500
                                                               -------------
                                                                   1,194,071
                                                               -------------

ELECTRONIC EQUIPMENT (6.0%)
    Agilent Technologies, Inc.(1)                      2,100          63,105
    Danaher Corp.                                      3,100         221,898
    Harris Corp.                                       4,700         170,187
    Teradyne, Inc.(1)                                  4,000         131,800
                                                               -------------
                                                                     586,990
                                                               -------------

ENTERTAINMENT (5.2%)
    Carnival Corp.                                     2,400          79,944
    Viacom, Inc. Class B(1)                            9,100         428,610
                                                               -------------
                                                                     508,554
                                                               -------------

                See Accompanying Notes to Financial Statements.

                                                NUMBER OF
                                                  SHARES           VALUE
                                               -------------   -------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (2.0%)
    Freddie Mac                                      3,000     $    196,050
                                                               ------------
FOOD & BEVERAGE (1.9%)
    PepsiCo, Inc.                                    3,500          181,650
                                                               ------------
INDUSTRIAL PARTS (3.0%)
    Tyco International, Ltd.                         7,700          142,065
    United Technologies Corp.                        2,100          147,357
                                                               ------------
                                                                    289,422
                                                               ------------

INFORMATION SERVICE (3.5%)
    AOL Time Warner, Inc.(1)                         9,300          176,886
    Omnicom Group, Inc.                              1,900          165,756
                                                               ------------
                                                                    342,642
                                                               ------------

MEDIA (5.7%)
    Clear Channel Communications, Inc.(1)            2,600          122,070
    Comcast Corp. Special Class A(1)                 6,500          173,875
    Fox Entertainment Group, Inc. Class A(1)         4,700          110,920
    Liberty Media Corp. Class A(1)                  10,100          108,070
    Univision Communications, Inc.(1)                1,100           43,956
                                                               ------------
                                                                    558,891
                                                               ------------

MEDICAL PRODUCTS & SUPPLIES (12.0%)
    Abbott Laboratories                              5,600          302,120
    Baxter International, Inc.                       4,100          233,290
    Biomet, Inc.(1)                                  4,700          132,681
    Johnson & Johnson                                4,200          268,212
    Medtronic, Inc.                                  5,200          232,388
                                                               ------------
                                                                  1,168,691
                                                               ------------

OIL SERVICES (1.1%)
    Transocean Sedco Forex, Inc.                     1,500           53,250
    Weatherford International, Inc.(1)               1,100           54,857
                                                               ------------
                                                                    108,107
                                                               ------------

PROPERTY & CASUALTY INSURANCE (5.1%)
    American International Group, Inc.               4,200          290,304
    Berkshire Hathaway, Inc. Class B(1)                 85          206,805
                                                               ------------
                                                                    497,109
                                                               ------------

RESTAURANTS (0.9%)
    Wendy's International, Inc.                      2,400           89,760
                                                               ------------

                See Accompanying Notes to Financial Statements.

                                                NUMBER OF
                                                  SHARES               VALUE
                                               -------------       -------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR (9.1%)
    Analog Devices, Inc.(1)                             5,500      $     203,280
    ATI Technologies, Inc.(1)                           1,900             19,380
    Intel Corp.                                        12,600            360,486
    Texas Instruments, Inc.                             4,600            142,278
    Xilinx, Inc.(1)                                     4,100            154,816
                                                                   -------------
                                                                         880,240
                                                                   -------------

SPECIALTY RETAIL (2.6%)
    Home Depot, Inc.                                    5,500            255,035
                                                                   -------------
TRUCKING, SHIPPING, AIR FREIGHT (1.2%)
    United Parcel Service, Inc.                         1,900            114,076
                                                                   -------------

TOTAL COMMON STOCKS (Cost $10,129,360)                                 9,306,681
                                                                   -------------
                                                         PAR
                                                         (000)
                                                         -----
SHORT-TERM INVESTMENT (4.5%)
    State Street Bank & Trust Co. Euro
    Time Deposit 1.750% 5/01/02
    (Cost $439,000)                               $         439          439,000
                                                                   -------------

TOTAL INVESTMENTS AT VALUE (100.2%)
    (Cost $10,568,360(2))                                              9,745,681

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                            (14,669)
                                                                   -------------

NET ASSETS (100.0%)                                                $   9,731,012
                                                                   =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
(1)  Non-income producing security.
(2)  Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

                                                                                                           CAPITAL
                                                   LARGE CAP        SMALL CAP         SELECT EQUITY      APPRECIATION
                                                VALUE PORTFOLIO   GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                ---------------   ----------------    -------------     ---------------
ASSETS

   Investments at value (Cost $46,908,618,
      $77,162,213, $4,222,449, and
      $10,568,360, respectively)                $    45,447,519   $    79,308,274   $     4,065,905   $     9,745,681
   Cash                                                     749               327            14,869                88
   Dividend, interest and reclaim receivable             54,427             2,216             2,280             1,513
   Receivable for investments sold                           --            58,104            29,904                --
   Receivable from investment adviser                        --                --             3,675               629
   Prepaid expenses and other assets                     20,308            18,011             1,034               834
                                                ---------------   ---------------   ---------------   ---------------
      Total Assets                                   45,523,003        79,386,932         4,117,667         9,748,745
                                                ---------------   ---------------   ---------------   ---------------
LIABILITIES

   Advisory fee payable                                  15,439            45,886                --                --
   Administrative services fee payable                    6,588            13,910               727             1,426
   Payable for investments purchased                         --            23,668            27,016                --
   Other accrued expenses payable                            --            25,132            10,774            16,307
                                                ---------------   ---------------   ---------------   ---------------
      Total Liabilities                                  22,027           108,596            38,517            17,733
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS

   Capital stock, $0.001 par value                       50,018             8,774               430             1,085
   Paid-in capital                                   46,909,927       122,377,140         4,313,559        10,816,665
   Accumulated undistributed net
      investment income (loss)                           34,231          (482,942)            4,169            (4,476)
   Accumulated net realized loss from
      investments                                       (32,101)      (44,770,697)          (82,464)         (259,583)
   Net unrealized appreciation (depreciation)
      from investments                               (1,461,099)        2,146,061          (156,544)         (822,679)
                                                ---------------   ---------------   ---------------   ---------------
      Net Assets                                $    45,500,976   $    79,278,336   $     4,079,150   $     9,731,012
                                                ===============   ===============   ===============   ===============
   Shares outstanding                                50,017,984         8,773,690           430,137         1,085,254
                                                ---------------   ---------------   ---------------   ---------------
   Net asset value, offering price and
      redemption price per share                $          0.91   $          9.04   $          9.48   $          8.97
                                                ===============   ===============   ===============   ===============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)


                                                                                                          CAPITAL
                                               LARGE CAP            SMALL CAP       SELECT EQUITY      APPRECIAITON
                                             VALUE PORTFOLIO    GROWTH PORTFOLIO     PORTFOLIO(1)       PORTFOLIO(1)
                                             ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME
   Dividends                                 $        83,068    $        12,765    $        11,268    $        10,151
   Interest                                            7,557             44,507                434              2,768
                                             ---------------    ---------------    ---------------    ---------------
      Total investment income                         90,625             57,272             11,702             12,919
                                             ---------------    ---------------    ---------------    ---------------
EXPENSES

   Investment advisory fees                           50,432            491,103              5,022             11,597
   Administrative services fees                       13,498             98,101              2,271              4,792
   Registration fees                                  11,214              1,092                935              1,306
   Legal fees                                          8,748             11,811              1,951              2,339
   Audit fees                                          5,660              8,381              4,391              4,075
   Printing fees                                       1,940             25,141              5,216              5,216
   Transfer agent fees                                 1,590              3,503              1,100                880
   Insurance expense                                   1,551              4,200                 --                 --
   Custodian fees                                      1,224             16,103                587              1,027
   Directors fees                                        968              1,068                874                912
   Interest expense                                       25              2,161                 41                163
   Miscellaneous expense                               1,840             10,941                489                815
                                             ---------------    ---------------    ---------------    ---------------
      Total expenses                                  98,690            673,605             22,877             33,122
   Less: fees waived and expenses
      reimbursed                                     (48,258)          (133,391)           (15,344)           (15,727)
                                             ---------------    ---------------    ---------------    ---------------
      Net expenses                                    50,432            540,214              7,533             17,395
                                             ---------------    ---------------    ---------------    ---------------
           Net investment income (loss)               40,193           (482,942)             4,169             (4,476)
                                             ---------------    ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     FROM INVESTMENTS

   Net realized loss from investments                (20,879)        (6,391,206)           (82,464)          (259,583)
   Net change in unrealized appreciation
      (depreciation) from investments             (1,653,904)        21,393,797           (156,544)          (822,679)
                                             ---------------    ---------------    ---------------    ---------------
   Net realized and unrealized gain (loss)
        from investments                          (1,674,783)        15,002,591           (239,008)        (1,082,262)
                                             ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets
      resulting from operations              $    (1,634,590)   $    14,519,649    $      (234,839)   $    (1,086,738)
                                             ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------
(1)  For the period January 31, 2002 (inception date) through April 30, 2002

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                              LARGE CAP VALUE PORTFOLIO
                                                         ------------------------------------
                                                         FOR THE SIX MONTHS
                                                                ENDED          FOR THE YEAR
                                                           APRIL 30, 2002         ENDED
                                                            (UNAUDITED)      OCTOBER 31, 2001
                                                         ---------------    -----------------
FROM OPERATIONS

  Net investment income (loss)                           $        40,193    $        36,383
  Net realized loss from investments                             (20,879)              (790)
  Net change in unrealized appreciation (depreciation)
       from investments                                       (1,653,904)          (193,528)
                                                         ---------------     --------------
    Net increase (decrease) in net assets
         resulting from operations                            (1,634,590)          (157,935)
                                                         ---------------     --------------
FROM DIVIDENDS AND DISTRIBUTIONS

  Dividends from net investment income                           (32,547)           (97,752)
  Distributions from net realized gains                               --         (2,689,717)
                                                         ---------------     --------------
    Net decrease in net assets from dividends
         and distributions                                       (32,547)        (2,787,469)
                                                         ---------------     --------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from sale of shares                                45,825,984          1,170,947
  Reinvestment of dividends and distributions                     32,547          2,787,445
  Net asset value of shares redeemed                          (1,695,008)        (1,120,548)
                                                         ---------------     --------------
    Net increase (decrease) in net assets from
     capital share transactions                               44,163,523          2,837,844
                                                         ---------------     --------------
  Net increase (decrease) in net assets                       42,496,386           (107,560)
NET ASSETS

  Beginning of period                                          3,004,590          3,112,150
                                                         ---------------     --------------
  End of period                                          $    45,500,976    $     3,004,590
                                                         ===============     ==============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)   $        34,231    $        26,585
                                                         ===============     ==============

                                                                                                                        CAPITAL
                                                                                                 SELECT EQUITY        APPRECIATION
                                                              SMALL CAP GROWTH PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                          ----------------------------------    ---------------     ---------------
                                                           FOR THE SIX MONTHS                    FOR THE PERIOD     FOR THE PERIOD
                                                                 ENDED         FOR THE YEAR          ENDED               ENDED
                                                            APRIL 30, 2002        ENDED         APRIL 30, 2002(1)  APRIL 30, 2002(1)
                                                              (UNAUDITED)    OCTOBER 31, 2001      (UNAUDITED)        (UNAUDITED)
                                                          ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS

  Net investment income (loss)                            $      (482,942)   $    (1,227,383)   $         4,169    $        (4,476)
  Net realized loss from investments                           (6,391,206)       (38,195,891)           (82,464)          (259,583)
  Net change in unrealized appreciation (depreciation)
       from investments                                        21,393,797        (48,512,181)          (156,544)          (822,679)
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets
       resulting from operations                               14,519,649        (87,935,455)          (234,839)        (1,086,738)
                                                          ---------------    ---------------    ---------------    ---------------
FROM DIVIDENDS AND DISTRIBUTIONS

  Dividends from net investment income                                 --                 --                 --                 --
  Distributions from net realized gains                                --       (108,818,088)                --                 --
                                                          ---------------    ---------------    ---------------    ---------------
    Net decrease in net assets from dividends
         and distributions                                             --       (108,818,088)                --                 --
                                                          ---------------    ---------------    ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from sale of shares                                  4,898,892         19,087,563          4,723,658         12,884,544
  Reinvestment of dividends and distributions                          --        102,113,484                 --                 --
  Net asset value of shares redeemed                          (59,977,968)       (78,618,646)          (409,669)        (2,066,794)
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     capital share transactions                               (55,079,076)        42,582,401          4,313,989         10,817,750
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets                       (40,559,427)      (154,171,142)         4,079,150          9,731,012
NET ASSETS

  Beginning of period                                         119,837,763        274,008,905                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
  End of period                                           $    79,278,336    $   119,837,763    $     4,079,150    $     9,731,012
                                                          ===============    ===============    ===============    ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)    $      (482,942)   $            --    $         4,169    $        (4,476)
                                                          ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------
(1)  For the period January 31, 2002 (inception date) through April 30, 2002

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.-- LARGE CAP VALUE PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                      FOR THE SIX
                                                      MONTHS ENDED            FOR THE YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 2002    ----------------------------------------------
                                                       (UNAUDITED)      2001      2000      1999      1998    1997(1)
                                                       ----------      ------   -------   -------   -------  --------
PER SHARE DATA
   Net asset value, beginning of period                  $ 0.85        $11.01   $ 13.32   $ 11.53   $ 10.64  $  10.00
                                                         ------        ------   -------   -------   -------  --------
INVESTMENT OPERATIONS
   Net investment income                                   0.01(2)       0.01(2)   0.24      0.16      0.16      0.03
   Net gain (loss) on investments
     (both realized and unrealized)                        0.06         (0.28)     0.31      1.76      0.86      0.61
                                                         ------        ------   -------   -------   -------  --------
       Total from investment operations                    0.07         (0.27)     0.55      1.92      1.02      0.64
                                                         ------        ------   -------   -------   -------  --------

LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                   (0.01)        (0.03)    (0.22)    (0.13)    (0.08)       --
   Distributions from net realized gains                     --         (9.86)    (2.64)       --     (0.05)       --
                                                         ------        ------   -------   -------   -------  --------
       Total dividends and distributions                  (0.01)        (9.89)    (2.86)    (0.13)    (0.13)       --
                                                         ------        ------   -------   -------   -------  --------
NET ASSET VALUE, END OF PERIOD                          $  0.91        $ 0.85   $ 11.01   $ 13.32   $ 11.53   $ 10.64
                                                        =======        ======   =======   =======   =======   =======
       Total return                                        8.14%(3)     (4.34)%    5.59%    16.82%     9.76%     6.40%(3)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)             $45,501        $3,005   $ 3,112   $36,332   $58,910   $15,565
     Ratio of expenses to average net assets(4)            0.75%(5)      0.75%     0.77%     0.76%     0.75%     0.75%(5)
     Ratio of net investment income to average net assets  0.60%(5)      1.16%     1.28%     1.01%     1.27%     1.60%(5)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                0.72%(5)      2.17%     1.36%     0.39%     0.44%     1.67%(5)
   Portfolio turnover rate                                   69%           45%      218%       79%       71%       35%

--------------------------------------------------------------------------------
(1)  For the period June 30, 1997 (inception date) through October 31, 1997.
(2) Per share information is calculated using the average shares outstanding method.
(3)  Non-annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00% for the six months ended April 30, 2002, and .00%, .02%, .01%, .00% and .00% for the years ended October
     31, 2001, 2000, 1999, 1998, and the period ended October 31, 1997, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was .75% for the six months ended April 30, 2002 and for each of the years ending October 31, 2001, 2000, 1999, 1998, and the period ended October 31, 1997, respectively.
(5)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.-- SMALL CAP GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                               FOR THE SIX
                                               MONTHS ENDED            FOR THE YEAR ENDED OCTOBER 31,
                                              APRIL 30, 2002   ------------------------------------------------------
                                                (UNAUDITED)      2001       2000        1999        1998        1997
                                                -----------    --------   --------    --------    --------   --------
PER SHARE DATA
   Net asset value, beginning of period           $  8.13      $  22.50   $  17.89    $  12.89    $  15.89   $  12.92
                                                  -------      --------   --------    --------    --------   --------
INVESTMENT OPERATIONS
   Net investment loss                              (0.06)        (0.08)     (0.15)      (0.12)      (0.08)     (0.05)
   Net gain (loss) on investments
     (both realized and unrealized)                  0.97         (5.27)      5.98        5.12       (2.92)      3.02
                                                  -------      --------   --------    --------    --------   --------
       Total from investment operations              0.91         (5.35)      5.83        5.00       (3.00)      2.97
                                                  -------      --------   --------    --------    --------   --------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --         (9.02)     (1.22)         --          --         --
                                                  -------      --------   --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                    $  9.04      $   8.13   $  22.50    $  17.89    $  12.89   $  15.89
                                                  =======      ========   ========    ========    ========   ========
       Total return                                 11.19%(1)    (37.01)%    33.05%      38.79%     (18.88)%    22.99%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)       $79,278      $119,838   $274,009    $236,679    $194,164   $217,861
     Ratio of expenses to average net assets(2)      0.99%(3)      0.99%      1.01%       1.00%       0.99%      0.99%
     Ratio of net investment loss to average
       net assets                                   (0.89)%(3)    (0.68)%    (0.57)%     (0.68)%     (0.54)%    (0.53)%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements          0.24%(3)      0.20%      0.16%       0.19%       0.18%      0.20%
   Portfolio turnover rate                             35%           80%        88%        108%         73%        92%

--------------------------------------------------------------------------------
(1)  Non-annualized.
(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00% for the six months ended April 30, 2002, and .00%, .02%, .01%, .00%, and .00% for the years ended October
     31, 2001, 2000, 1999, 1998, and 1997, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was .99% for the six months ended April 30, 2002 and for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.
(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.-- SELECT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                                FOR THE
                                                                               PERIOD ENDED
                                                                              APRIL 30, 2002
                                                                              (UNAUDITED)(1)
                                                                              --------------
PER SHARE DATA
   Net asset value, beginning of period                                           $10.00
                                                                                  ------
INVESTMENT OPERATIONS
   Net investment income                                                            0.01
   Net loss on investments
     (both realized and unrealized)                                                (0.53)
                                                                                  ------
       Total from investment operations                                            (0.52)
                                                                                  ------
NET ASSET VALUE, END OF PERIOD                                                    $ 9.48
                                                                                  ======
       Total return                                                                (5.20)%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                       $4,079
     Ratio of expenses to average net assets                                        0.75%(3)
     Ratio of net investment income to average net assets                           0.42%(3)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                                         1.53%(3)
   Portfolio turnover rate                                                            21%

--------------------------------------------------------------------------------
(1)  For the period January 31, 2002 (inception date) through April 30, 2002.
(2)  Non-annualized.
(3)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.-- CAPITAL APPRECIATION PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                                FOR THE
                                                                              PERIOD ENDED
                                                                             APRIL 30, 2002
                                                                             (UNAUDITED)(1)
                                                                             --------------
PER SHARE DATA
   Net asset value, beginning of period                                         $ 10.00
                                                                                -------
INVESTMENT OPERATIONS
   Net investment loss                                                            (0.00)(2)
   Net loss on investments
     (both realized and unrealized)                                               (1.03)
                                                                                -------
       Total from investment operations                                           (1.03)
                                                                                -------
NET ASSET VALUE, END OF PERIOD                                                  $  8.97
                                                                                =======
       Total return                                                              (10.30)%(3)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                     $ 9,731
     Ratio of expenses to average net assets                                       0.75%(4)
     Ratio of net investment loss to average net assets                           (0.19)%(4)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                                        0.68%(4)
   Portfolio turnover rate                                                           21%

--------------------------------------------------------------------------------
(1)  For the period January 31, 2002 (inception date) through April 30, 2002.
(2)  This amount represents less than $0.01 per share.
(3)  Non-annualized.
(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse Institutional Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and was incorporated under the laws of the State of Maryland on May 13, 1992, and currently offers six managed investment funds of which four are contained in this report. The Large Cap Value Portfolio, formerly the Value Portfolio, ("Large Cap Value") and the Capital Appreciation Portfolio ("Capital Appreciation") are classified as diversified, the Small Cap Growth Portfolio, formerly the Small Company Growth Portfolio, ("Small Cap Growth") and Select Equity Portfolio, ("Select Equity") are non-diversified (each a "Portfolio" and collectively, the "Portfolios").

    Investment objectives for each Portfolio are as follows: Large Cap Value seeks total return; Small Cap Growth seeks capital growth; and Capital Appreciation and Select Equity seek long term capital appreciation.

    A) SECURITY VALUATION -- The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Portfolios, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolios' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

    H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolios in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolios had no securities out on loan during the six months ended April 30, 2002.

    Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Portfolios' securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge fees to the Portfolios for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

    I) OTHER -- The Portfolios may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Portfolios. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Portfolio's average daily net assets:

              PORTFOLIO                                                        ANNUAL RATE
              ---------                                                        -----------
              Large Cap Value                                       .75% of average daily net assets
              Small Cap Growth                                      .90% of average daily net assets
              Select Equity                                         .50% of average daily net assets
              Capital Appreciation                                  .50% of average daily net assets

    For the six months ended April 30, 2002 investment advisory fees earned and voluntarily waived, and expenses reimbursed for each of the Portfolios were as follows:

                                                    GROSS                            NET             EXPENSE
              PORTFOLIO                         ADVISORY FEE       WAIVER       ADVISORY FEE     REIMBURSEMENTS
              ---------                         ------------       ------       ------------     --------------
              Large Cap Value                     $ 50,432       $ (47,473)      $   2,959          $     --
              Small Cap Growth                     491,103        (133,391)        357,712                --
              Select Equity                          5,022          (5,022)             --            (9,569)
              Capital Appreciation                  11,597         (11,597)             --            (2,391)

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Portfolio's co-administrators. For its administrative services, CSAMSI is entitled to receive a fee from each Portfolio, calculated at an annual rate of .10% of each Portfolio's average daily net assets.

    For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were as follows:

              PORTFOLIO                                                   CO-ADMINISTRATION FEE
              ---------                                                   ---------------------
              Large Cap Value                                                    $ 6,724
              Small Cap Growth                                                    54,567
              Select Equity                                                        1,004
              Capital Appreciation                                                 2,319

    For its administrative services, PFPC is entitled to receive a fee from each Portfolio, exclusive of out-of-pocket expenses, based on the following fee structure:

              AVERAGE DAILY NET ASSETS                                         ANNUAL RATE
              ------------------------                                         -----------
              First $500 million                                    .075% of average daily net assets
              Next $1 billion                                       .065% of average daily net assets
              Over $1.5 billion                                     .055% of average daily net assets

    For the six months ended April 30, 2002, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                    GROSS                                    NET
              PORTFOLIO                    CO-ADMINISTRATION FEE       WAIVER       CO-ADMINISTRATION FEE
              ---------                    ---------------------       ------       ---------------------
              Large Cap Value                      $ 6,774               (785)             $ 5,989
              Small Cap Growth                      43,534                 --               43,534
              Select Equity                          1,267               (753)                 514
              Capital Appreciation                   2,473             (1,739)                 734

    At its meeting held on February 12, 2002 the Board of Directors adopted a resolution to approve a Co-Administrator Agreement between the Portfolios and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolios to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid for these services by the Portfolios as follows:

              PORTFOLIO                                                          AMOUNT
              ---------                                                          ------
              Large Cap Value                                                    $  561
              Small Cap Growth                                                   17,822
              Select Equity                                                          --
              Capital Appreciation                                                   --

NOTE 3. LINE OF CREDIT

    Through June 18, 2002, the Portfolios, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, Large Cap Value, Select Equity, and Capital Appreciation had no borrowings under the Prior Credit Facility. Small Cap Growth had borrowings under the Prior Credit Facility as follows:

              AVERAGE DAILY                     WEIGHTED AVERAGE                 MAXIMUM DAILY
              LOAN BALANCE                       INTEREST RATE %               LOAN OUTSTANDING
              -------------                     ----------------               ----------------
                 $37,858                             3.010%                       $2,303,000

    Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.

NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

              PORTFOLIO                                                  PURCHASES         SALES
              ---------                                                  ---------         -----
              Large Cap Value                                           $51,426,753     $ 10,034,202
              Small Cap Growth                                           35,906,363      102,631,063
              Select Equity                                               5,151,448          846,536
              Capital Appreciation                                       12,193,575        1,804,632

    At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized appreciation (depreciation) from investments (based on cost for federal income tax purposes) were as follows:

                                                                                       NET UNREALIZED
                                                 UNREALIZED          UNREALIZED         APPRECIATION
              PORTFOLIO                         APPRECIATION        DEPRECIATION       (DEPRECIATION)
              ---------                         ------------        ------------       --------------
              Large Cap Value                    $ 1,005,372        $ (2,466,471)        (1,461,099)
              Small Cap Growth                    16,631,776         (14,485,715)         2,146,061
              Select Equity                          109,758            (266,302)          (156,544)
              Capital Appreciation                   188,677          (1,011,356)          (822,679)

NOTE 5. CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue up to thirteen billion full and fractional shares of common stock of separate series having a $.001 par value per share. Shares of seven series have been classified, four of which constitute the interest in the Portfolios. Transactions in shares of each Portfolio were as follows:

                                                                LARGE CAP VALUE PORTFOLIO
                                             -----------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                             APRIL 30, 2002 (UNAUDITED)                OCTOBER 31, 2001
                                             -----------------------------------------------------------
Shares sold                                           48,264,563                           1,265,953
Shares issued in reinvestment
  of dividends and distributions                          35,766                           3,102,213
Shares redeemed                                       (1,826,470)                         (1,106,827)
                                                      ----------                          ----------
Net increase                                          46,473,859                           3,261,339
                                                      ==========                          ==========

                                                                 SMALL CAP GROWTH PORTFOLIO
                                             -----------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                             APRIL 30, 2002 (UNAUDITED)                OCTOBER 31, 2001
                                             -----------------------------------------------------------
Shares sold                                              546,263                           1,921,898
Shares issued in reinvestment
  of distributions                                            --                           8,411,325
Shares redeemed                                       (6,521,748)                         (7,761,019)
                                                      ----------                          ----------
Net increase (decrease)                               (5,975,485)                          2,572,204
                                                      ==========                          ==========

                                               SELECT EQUITY PORTFOLIO           CAPITAL APPRECIATION PORTFOLIO
                                             -----------------------------       -------------------------------
                                                FOR THE PERIOD ENDED                  FOR THE PERIOD ENDED
                                             APRIL 30, 2002 (UNAUDITED)(1)         APRIL 30, 2002 (UNAUDITED)(1)
                                             -----------------------------       -------------------------------
Shares sold                                              471,361                           1,296,075
Shares redeemed                                          (41,224)                           (210,821)
                                                         -------                           ---------
Net increase                                             430,137                           1,085,254
                                                         =======                           =========

--------------------------------------------------------------------------------
(1)  For the period January 31, 2002 (inception date) through April 30, 2002.

NOTE 6. RESTRICTED SECURITIES

    Certain Small Cap Growth investments are restricted as to resale and are valued as determined by or under the direction of the Board in good faith, at fair value. The table below shows the acquisition dates, aggregate cost, fair value as of April 30, 2002 and percent of net assets which the securities represent.

                          SECURITY         SECURITY    NUMBER    ACQUISITION    4/30/02    SECURITY   PERCENTAGE OF
     PORTFOLIO           DESCRIPTION         TYPE     OF SHARES    DATE(S)    FAIR VALUE     COST      NET ASSETS
     ---------           -----------       --------   ---------  -----------  ----------   --------   -------------
Small Cap Growth   Planetweb, Inc.          Stock     165,400     9/08/00      $117,434   $  898,389      0.15%
                   Prescient Systems, Inc.  Stock      25,917     2/23/98       456,138    2,000,000      0.58%
                                                      -------                  --------   ----------      ----
                                                      191,317                  $573,572   $2,898,389      0.73%
                                                      =======                  ========   ==========      ====

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